Accounts Receivable, Net - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Account Receivable, Net [Abstract]
Accounts receivable	$ 18,273	$ 8,441
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 18,273	$ 8,441